Going Concern Assumption	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Going Concern Assumption [Abstract]
GOING CONCERN ASSUMPTION

2. GOING CONCERN ASSUMPTION

The Company incurred a loss of AED 12,050,632 during the period ended June 30, 2025. Current assets exceeded current liabilities by AED 14,895,128 as at June 30, 2025. Notwithstanding these considerations, the Company’s financial statements have been prepared on a going concern basis. The Board of Directors has received assurances that the Company will continue to have access to the necessary financial resources to meet its obligations as they fall due. Funding is expected to be maintained through a combination of existing shareholder support, including shareholder loans, and operating revenues. In addition, the Company is actively evaluating alternative equity financing opportunities in public market, including engagement with institutional investors, to further strengthen its capital position.

3. GOING CONCERN ASSUMPTION

The Company incurred a loss of AED 22,294,417 during the period ended December 31, 2024. Current liabilities exceeded current assets by AED 20,983,437 as at December 31, 2024. Notwithstanding these facts, the financial statements of the Company have been prepared on the going concern basis, as the Shareholder shall provide the necessary financial support to the Company to enable it to continue its operations and meets its obligations, as they fall due. The company will continue to be funded by existing shareholders in the form of loans and revenue. The company also is exploring other equity financing options in the private equity market.